Schedule II Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2011
Schedule II Condensed Financial Information of Registrant
Schedule II Condensed Financial Information of Registrant

Condensed Financial Information of Registrant
Balance Sheet – Parent Company Only

Schedule II

December 31, (in millions)	2011	2010

Assets:
Short-term investments	$12,868	$5,602
Other investments	6,599	5,852

Total investments	19,467	11,454
Cash	176	49
Loans to subsidiaries*	39,971	61,630
Due from affiliates – net*	303	380
Current and deferred income taxes	22,438	2,171
Debt issuance costs including prepaid commitment fee asset of $3,628 in 2010	196	3,838
Investments in consolidated subsidiaries*	79,802	88,834
Other assets	1,576	3,515

Total assets	$163,929	$171,871

Liabilities:
Intercompany tax payable*	$9,801	$28,083
Federal Reserve Bank of New York credit facility	-	20,985
Parent company long-term debt	21,584	24,953
MIP notes payable	10,138	11,318
Series AIGFP matched notes and bonds payable	3,560	3,703
Loans and notes payable	624	469
Loans from subsidiaries*	12,316	1
Other liabilities (includes intercompany derivative liabilities of $901 in 2011 and $150 in 2010)	4,368	3,503

Total liabilities	62,391	93,015

AIG shareholders' equity:
Preferred stock	-	71,983
Common stock	4,766	368
Treasury stock	(942)	(873)
Additional paid-in capital	81,787	9,683
Retained earnings (accumulated deficit)	10,774	(9,848)
Accumulated other comprehensive income	5,153	7,543

Total AIG shareholders' equity	101,538	78,856

Total liabilities and equity	$163,929	$171,871

*
Eliminated in consolidation.

See accompanying Notes to Condensed Financial Information of Registrant, which include a summary of revisions to prior year balances in connection with a change in accounting principle.

Condensed Financial Information of Registrant (Continued)
Statement of Income (Loss) – Parent Company Only

Schedule II

Years Ended December 31, (in millions)	2011	2010	2009

Revenues:
Equity in earnings of consolidated subsidiaries*	$6,260	$21,385	$(226)
Interest income	596	3,249	4,126
Change in fair value of ML III	(723)	-	(1,401)
Net realized capital gains (losses)	213	(209)	(54)
Other income	279	6	94
Expenses:
Accrued and compounding interest	(24)	(636)	(2,022)
Amortization of prepaid commitment asset	(48)	(3,471)	(8,359)

Total interest expense on FRBNY Credit Facility	(72)	(4,107)	(10,381)
Other interest expense	(2,845)	(2,279)	(2,496)
Restructuring expense and related asset impairment and other expenses	(36)	(451)	(407)
Net loss on extinguishment of debt	(2,847)	(104)	-
Other expenses	(831)	(1,213)	(1,230)

Income (loss) from continuing operations before income tax expense (benefit)	(6)	16,277	(11,975)
Income tax expense (benefit)	(19,695)	5,402	(2,798)

Net income (loss)	19,689	10,875	(9,177)
Income (loss) from discontinued operations	933	(817)	815

Net income (loss) attributable to AIG Parent Company	$20,622	$10,058	$(8,362)

*
Eliminated in consolidation.

See accompanying Notes to Condensed Financial Information of Registrant, which include a summary of revisions to prior year balances in connection with a change in accounting principle.

Condensed Financial Information of Registrant (Continued)
Statement of Comprehensive Income (Loss) – Parent Company Only

Schedule II

Years Ended December 31, (in millions)	2011	2010	2009

Net income (loss)	$20,622	$10,058	$(8,362)
Other comprehensive income (loss)	(2,604)	2,963	21,799

Comprehensive income (loss)	18,018	13,021	13,437
Total comprehensive income (loss) attributable to noncontrolling interests	(121)	181	388

Total comprehensive income attributable to AIG	$18,139	$12,840	$13,049

See accompanying Notes to Condensed Financial Information of Registrant

Condensed Financial Information of Registrant (Continued)
Statement of Cash Flows – Parent Company Only

Schedule II

Years Ended December 31, (in millions)	2011	2010	2009

Net cash used in operating activities	$(5,600)	$(1,942)	$(1,393)

Cash flows from investing activities:
Sale of investments	2,215	3,201	1,466
Maturities of investments	9	11	-
Sales of divested businesses	1,075	278	857
Purchase of investments	(19)	(55)	(400)
Net change in restricted cash	1,945	(183)	99
Net change in short-term investments	(7,130)	(4,291)	702
Contributions to subsidiaries – net	(15,973)	(2,574)	(5,683)
Payments received on mortgages and other loan receivables	341	785	515
Loans to subsidiaries – net	3,757	5,703	(5,927)
Other, net	1,543	(300)	(254)

Net cash provided by (used in) investing activities	(12,237)	2,575	(8,625)

Cash flows from financing activities:
Federal Reserve Bank of New York credit facility borrowings	-	19,900	32,526
Federal Reserve Bank of New York credit facility repayments	(14,622)	(19,110)	(26,400)
Issuance of other long-term debt	2,135	1,996	-
Repayment of other long-term debt	(6,181)	(3,681)	(2,931)
Proceeds from drawdown on the Department of the Treasury Commitment	20,292	2,199	5,344
Issuance of Common Stock	5,055	-	-
Loans from subsidiaries – net	11,519	(1,777)	1,563
Purchase of Common Stock	(70)	-	-
Other, net	(164)	(168)	(130)

Net cash provided by (used in) financing activities	17,964	(641)	9,972

Change in cash	127	(8)	(46)
Cash at beginning of year	49	57	103

Cash at end of year	$176	$49	$57

Supplementary disclosure of cash flow information:

Years Ended December 31, (in millions)	2011	2010	2009

Intercompany non-cash financing and investing activities:
Capital contributions in the form of bonds	$-	$-	$2,698
Capital contributions to subsidiaries through forgiveness of loans	-	2,510	287
Other capital contributions – net	523	346	2,834
Paydown of FRBNY Credit Facility by subsidiary	-	4,068	26
Investment assets received through reduction of intercompany loan receivable	-	468	-
Exchange of intercompany payable with loan payable	-	469	-
Settlement of payable to subsidiary with return of capital from subsidiary	-	-	15,500
Exchange of intercompany receivable with loan receivable	-	-	528
Intercompany loan receivable offset by intercompany payable	18,284	1,364	-
Return of capital and dividend received in the form of bond trading securities	3,668	-	-

See Accompanying Notes to Condensed Financial Information of Registrant.

Notes to Condensed Financial Information of Registrant

    American International Group, Inc.'s (the Registrant) investments in consolidated subsidiaries are stated at cost plus equity in undistributed income of consolidated subsidiaries. The accompanying condensed financial statements of the Registrant should be read in conjunction with the consolidated financial statements and notes thereto of American International Group, Inc. and subsidiaries included in this Current Report on Form 8-K filed with the Securities and Exchange Commission.

    On January 1, 2012, the Registrant retrospectively adopted a standard that changed its subsidiaries' method of accounting for costs associated with acquiring or renewing insurance contracts. The standard clarifies how to determine whether the costs incurred in connection with the acquisition of new or renewal insurance contracts qualify as deferred policy acquisition costs. Accordingly, the Registrant revised its financial information and accompanying notes included herein.

The following tables present the Condensed Balance Sheet as of December 31, 2011 and 2010 and the Condensed Statement of Income (Loss) for the years ended December 31, 2011, 2010 and 2009, showing the amounts previously reported, the effect of the change due to the adoption of the standard and the adjusted amounts that are reflected in the Registrant's condensed financial information:

December 31, 2011 (in millions)	As Previously Reported	Effect of Change	As Currently Reported

Assets:
Investments in consolidated subsidiaries	$83,215	$(3,413)	$79,802

Total assets	167,342	(3,413)	163,929

AIG shareholders' equity:
Retained earnings	14,332	(3,558)	10,774
Accumulated other comprehensive income	5,008	145	5,153

Total AIG shareholders' equity	$104,951	$(3,413)	$101,538

December 31, 2010 (in millions)	As Previously Reported	Effect of Change	As Currently Reported

Assets:
Current and deferred income tax asset	$3,957	$(1,786)	$2,171
Investments in consolidated subsidiaries	93,511	(4,677)	88,834

Total assets	178,334	(6,463)	171,871

AIG shareholders' equity:
Accumulated deficit	(3,466)	(6,382)	(9,848)
Accumulated other comprehensive income	7,624	(81)	7,543

Total AIG shareholders' equity	$85,319	$(6,463)	$78,856

Year Ended December 31, 2011 (dollars in millions)	As Previously Reported	Effect of Change	As Currently Reported

Statement of Operations:
Equity in earnings of consolidated subsidiaries	$5,222	$1,038	$6,260

Income (loss) from continuing operations before income tax benefit	(1,044)	1,038	(6)

Income tax benefit	(17,909)	(1,786)	(19,695)

Net income	16,865	2,824	19,689

Net income attributable to AIG Parent Company	$17,798	$2,824	$20,622

Year Ended December 31, 2010 (dollars in millions)	As Previously Reported	Effect of Change	As Currently Reported

Statement of Operations:
Equity in earnings of consolidated subsidiaries	$18,040	$3,345	$21,385

Income from continuing operations before income tax expense	12,932	3,345	16,277

Income tax expense	5,144	258	5,402

Net income	7,788	3,087	10,875

Loss from discontinued operations	(2)	(815)	(817)

Net income attributable to AIG Parent Company	$7,786	$2,272	$10,058

Year Ended December 31, 2009 (dollars in millions)	As Previously Reported	Effect of Change	As Currently Reported

Statement of Operations:
Equity in earnings of consolidated subsidiaries	$(1,477)	$1,251	$(226)

Income (loss) from continuing operations before income tax benefit	(13,226)	1,251	(11,975)

Income tax benefit	(2,277)	(521)	(2,798)

Net income (loss)	(10,949)	1,772	(9,177)

Income from discontinued operations	-	815	815

Net income attributable to AIG Parent Company	$(10,949)	$2,587	$(8,362)

    In June 2011, the FASB issued an accounting standard that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components, followed consecutively by a second statement that presents total other comprehensive income and its components. This presentation is effective January 1, 2012 and is required to be applied retrospectively. The Registrant adopted this standard on January 1, 2012 and included the Condensed Consolidating Statement of Comprehensive Income (Loss).

    The Registrant includes in its statement of income (loss) dividends from its subsidiaries and equity in undistributed income (loss) of consolidated subsidiaries, which represents the net income (loss) of each of its wholly-owned subsidiaries.

    On December 1, 2009, the Registrant and the Federal Reserve Bank of New York (FRBNY) completed two transactions that reduced the outstanding balance and the maximum amount of credit available under the FRBNY Credit Facility by $25 billion. In connection with one of those transactions, the Registrant assigned $16 billion of its obligation under the FRBNY Credit Agreement to a subsidiary. The Registrant subsequently settled its obligation to the subsidiary with a $15.5 billion non-cash dividend from the subsidiary. The difference was recognized over the remaining term of the FRBNY Credit Agreement as a reduction to interest expense. The remaining difference was derecognized by AIG through earnings due to the repayment in January 2011 of all amounts owed under, and the termination of, the FRBNY Credit Facility.

    Certain prior period amounts have been reclassified to conform to the current period presentation.

    The five-year debt maturity schedule is incorporated by reference from Note 15 to Consolidated Financial Statements.

    The Registrant files a consolidated federal income tax return with certain subsidiaries and acts as an agent for the consolidated tax group when making payments to the Internal Revenue Service. The Registrant and its subsidiaries have adopted, pursuant to a written agreement, a method of allocating consolidated Federal income taxes. Amounts allocated to the subsidiaries under the written agreement are included in Due to Affiliates in the accompanying Condensed Balance Sheets.

    Income taxes in the accompanying Condensed Balance Sheets are comprised of the Registrant's current and deferred tax assets, the consolidated group's current income tax receivable, deferred taxes related to tax attribute carryforwards of AIG's U.S. consolidated income tax group and a valuation allowance to reduce the consolidated deferred tax asset to an amount more likely than not to be realized. See Note 22 to the Consolidated Financial Statements for additional information.

    The consolidated U.S. deferred tax asset for net operating loss, capital loss and tax credit carryforwards and valuation allowance are recorded by the Parent Company, which files the consolidated U.S. Federal income tax return, and are not allocated to its subsidiaries. Generally, as, and if, the consolidated net operating losses and other tax attribute carryforwards are utilized, the intercompany tax balance will be settled with the subsidiaries.